Stock Options (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended	6 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Number of Shares
Outstanding at February 1, 2012		7,200,000
Granted	500,000	500,000
Exercised		0
Forfeited and canceled		0
Outstanding at July 31, 2012		7,700,000
Exercisable at July 31, 2012		100,000
Weighted Average Exercise Price
Outstanding at February 1, 2012		$ 0.4
Granted	$ 0.26	$ 0.26
Exercised		$ 0.0
Forfeited and canceled		$ 0.0
Outstanding at July 31, 2012		$ 0.39
Exercisable at July 31, 2012		$ 0.26
Weighted Average Remaining Contract Term (# years)
Outstanding at July 31, 2012	6	5.1
Exercisable at July 31, 2012		5.4